Accounting policies (Details) - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Cash and cash equivalents and short-term bank deposits	£ 366,612
Net cash flows used in operating activities	£ (118,830)	£ (13,475)